Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 358,274	$ 141,447	$ 148,605	$ 176,297	$ 65,167	$ 74,399	$ 87,211	$ 119,938	$ 55,921	$ 482,443	$ 241,464	$ 531,515	$ 337,469	$ 233,688
Operating Costs and Expenses [Abstract]
Cost of revenue	84,121			50,484						135,166	83,121	167,399	104,421	83,340
Marketing and advertising	132,206			50,871						182,006	76,972	184,157	110,265	82,122
General and administrative	13,043			13,997						25,245	19,123	35,283	18,169	15,157
Technical development	4,750			3,510						8,598	6,223	12,347	8,326	9,913
Total operating costs and expenses	234,120			118,862						351,015	185,439	399,186	241,181	190,532
INCOME FROM OPERATIONS	124,154	35,862	40,443	57,435	(1,410)	17,265	29,599	45,685	3,739	131,428	56,025	132,329	96,288	43,156
INTEREST EXPENSE, NET	(6,782)			(6,178)						(13,543)	(6,883)	(25,761)	(1,660)	(929)
OTHER EXPENSES, NET	(416)			(3)						(1,196)	(16)	(405)	(15)	(709)
INCOME BEFORE INCOME TAX EXPENSE	116,956			51,254						116,689	49,126	106,163	94,613	41,518
INCOME TAX EXPENSE	26,540			12,184						25,436	11,744	25,016	22,034	6,619
NET INCOME	$ 90,416	$ 20,049	$ 23,716	$ 39,070	$ (1,688)	$ 12,886	$ 22,238	$ 34,663	$ 2,792	$ 91,253	$ 37,382	$ 81,147	$ 72,579	$ 34,899
Earnings Per Share [Abstract]
Basic (in dollars per share)	$ 0.56	$ 0.15	$ 0.23	$ (0.56)	$ (0.05)	$ 0.11	$ 0.22	$ 0.37	$ 0	$ 0.56	$ (0.62)	$ (0.16)	$ 0.70	$ 0.27
Diluted (in dollars per share)	$ 0.55	$ 0.13	$ 0.17	$ (0.56)	$ (0.05)	$ 0.09	$ 0.17	$ 0.26	$ 0	$ 0.55	$ (0.62)	$ (0.16)	$ 0.55	$ 0.23
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Basic (in shares)	162,645,000			90,374,000						162,546,000	88,945,000	97,496,000	85,378,000	81,314,000
Diluted (in shares)	165,563,000			90,374,000						165,377,000	88,945,000	97,496,000	132,491,000	96,421,000
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Gain (loss) on cash flow hedge	$ 116			$ 0						$ (141)	$ 0	$ (1,254)	$ 0	$ 0
OTHER COMPREHENSIVE GAIN (LOSS)	116			0						(141)	0	(1,254)	0	0
COMPREHENSIVE INCOME	90,532			39,070						91,112	37,382	79,893	72,579	34,899
Commission
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	320,974			158,650						427,519	216,472	476,606	296,000	206,611
Production bonus and other revenue
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 37,300			$ 17,647						$ 54,924	$ 24,992	$ 54,909	$ 41,469	$ 27,077